Expense Example - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor New York Municipal Income Fund - Class A
Expense Example:
1 year	$ 476
3 years	639
5 years	816
10 years	1,327
Fidelity Advisor New York Municipal Income Fund - Class C
Expense Example:
1 year	251
3 years	468
5 years	808
10 years	1,579
Fidelity Advisor New York Municipal Income Fund - Class M
Expense Example:
1 year	471
3 years	621
5 years	785
10 years	1,259
Fidelity Advisor New York Municipal Income Fund - Class I
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Fidelity Advisor New York Municipal Income Fund - Class Z
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	$ 542